Investment Strategy	Sep. 24, 2026
DailyDelta Nasdaq 100® Call Options Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long exposure to the daily upside, or increase in value, of the Nasdaq 100 Index (the “NASDAQ-100® Index” or “Index”), which is an index that is designed to track the performance of the top 100 non-financial companies listed on the NASDAQ stock exchange. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the daily changes in the value of the NASDAQ-100® Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Index. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

●	Purchasing Call Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled index call options on the performance of the NASDAQ-100® Index. These call options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase call options with a strike price that is close to then-current value of the NASDAQ-100® Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new call positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term call options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds that of the NASDAQ-100® Index) on days when the NASDAQ-100® Index has positive performance. In contrast, on days when the NASDAQ-100® Index is flat or declines, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new call positions and establish new option loss limits when the Fund’s options contracts expire.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key  Risks of the Fund’s Daily Call Options Strategy

Although the Fund holds approximately 90% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Index through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 10% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the NASDAQ-100® Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in the NASDAQ-100® Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the appreciation of the NASDAQ-100® Index on days when the NASDAQ-100® Index has increased in value. Because the Fund spends up to 10% of its NAV each trading day on options premium, the Fund’s options strategy will produce positive performance on a given day only to the extent that the cash received from settlement of that day’s options positions exceeds the cost of that day’s options premium (i.e., up to 10% of the Fund’s NAV).

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the NASDAQ-100® Index decreases in value, does not change in value, or if the returns based on the appreciation of the NASDAQ-100® Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the NASDAQ-100® Index.

●	The Fund does not invest directly in companies that comprise the NASDAQ-100® Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the NASDAQ-100® Index.

See “Additional Information about the Funds” for additional information regarding the NASDAQ-100® Index.

The Fund’s Use of NASDAQ-100® Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded call option contracts that are based on the value of the NASDAQ-100® Index (or on passively managed ETFs that seek to track the NASDAQ-100® Index’s performance). The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. Under normal market conditions, each day, the Fund will invest in options to seek exposure to the NASDAQ-100® Index in excess of the Fund’s net assets. If the value of the NASDAQ-100® Index increases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the NASDAQ-100® Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the NASDAQ-100® Index, the Fund will receive returns equal to a multiple of the appreciation of the value of the NASDAQ-100® Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the exposure to the NASDAQ-100® Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the NASDAQ-100® Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the NASDAQ-100® Index price settles at expiration at or below the strike price, and the Fund does not sell the options before their expiration, the Fund’s call options will expire worthless and the Fund will lose that day’s option premium.

Investors should not expect the Fund’s cumulative performance over time to track, in a simple or predictable manner a 1x long or inverse exposure to the NASDAQ-100® Index. Because the Fund purchases new call options each trading day and incurs a new premium cost, its cumulative performance may differ significantly from a simple long investment in the NASDAQ-100® Index. The Fund may lose value even on a day when the Index rises if the increase is not sufficient to offset the premium paid and Fund expenses. During periods when the Index declines, remains flat, or does not rise sufficiently, the Fund’s call options may repeatedly expire worthless or fail to recover the premiums paid, resulting in rapid and compounded erosion of the Fund’s NAV.

Fund’s Return Profile vs the NASDAQ-100® Index

For the reasons stated above, the Fund’s performance will differ from that of the NASDAQ-100® Index. The performance differences will depend on, among other things, the value of the NASDAQ-100® Index, changes in the price of the NASDAQ-100® Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta Nasdaq 100® Call Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the NASDAQ-100® Index)	Investment Terms	Expected Target Maturity
Purchased call option contracts

The Fund will purchase call options with a strike price that is close to then-current value of the NASDAQ-100® Index at the time of purchase.

If, at the expiration of the option, the value of the NASDAQ-100® Index is above the strike price, the option will have value. The Fund will realize positive returns on the option to the extent that such value exceeds the option premium paid by the Fund.

If, at the expiration of the option, the value of the NASDAQ-100® Index has decreased or remained at the strike price, the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the NASDAQ-100® Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE NASDAQ-100® INDEX.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the NASDAQ-100® Index.
DailyDelta Nasdaq 100® Put Options Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks inverse exposure to the daily downside, or decrease in value of the Nasdaq 100 Index (the “NASDAQ-100® Index” or “Index”), which is an index that is designed to track the performance of the top 100 non-financial companies listed on the NASDAQ stock exchange. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the inverse of the daily changes in the value of the NASDAQ-100® Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Index. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

●	Purchasing Put Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled, index put options on the performance of the NASDAQ-100® Index. These put options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase put options with a strike price that is close to then-current value of the NASDAQ-100® Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new put positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term put options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds the inverse of the losses in value experienced by the NASDAQ-100® Index) on days when the NASDAQ-100® Index loses value. In contrast, on days when the NASDAQ-100® Index is flat or is positive, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new put positions and establish new option loss limits when the Fund’s options contracts expire.

The Fund is not designed to provide, and should not be expected to provide, inverse performance of the Index’s cumulative return over periods longer than a single day. Because the Fund resets its put options position daily and spends option premium of up to 10% of its NAV each day, the Fund may lose value over an extended period even where the Index declines in value over that same period, particularly during periods of significant volatility or frequent single-day increases in the Index, each of which can cause the Fund’s daily put options to expire worthless and erode the Fund’s NAV through daily premium losses. The Fund should not be used as a long-term, buy-and-hold substitute for a simple inverse position in the Index.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key  Risks of the Fund’s Daily Put Options Strategy

Although the Fund holds approximately 90% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Index through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 10% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide inverse exposure to the value of the NASDAQ-100® Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in the NASDAQ-100® Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the inverse of the losses in value of the NASDAQ-100® Index on days when the NASDAQ-100® Index has decreased in value. Because the Fund spends up to 10% of its NAV each trading day on options premium, the Fund’s options strategy will produce positive performance on a given day only to the extent that the cash received from settlement of that day’s options positions exceeds the cost of that day’s options premium (i.e., up to 10% of the Fund’s NAV).

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the NASDAQ-100® Index increases in value, does not change in value, or if the returns based on the decrease in value of the NASDAQ-100® Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the NASDAQ-100® Index.

●	The Fund does not invest directly in companies that comprise the NASDAQ-100® Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the NASDAQ-100® Index.

See “Additional Information about the Funds” for additional information regarding the NASDAQ-100® Index.

The Fund’s Use of NASDAQ-100® Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded put option contracts that are based on the value of the NASDAQ-100® Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. Under normal market conditions, each day, the Fund will invest in options to seek exposure to the NASDAQ-100® Index in excess of the Fund’s net assets. If the value of the NASDAQ-100® Index decreases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the NASDAQ-100® Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the NASDAQ-100® Index, the Fund will receive returns equal to a multiple of the inverse of the losses in value of the NASDAQ-100® Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the inverse exposure to the NASDAQ-100® Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of inverse exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the NASDAQ-100® Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the NASDAQ-100® Index price settles at expiration at or above the strike price, and the Fund does not sell the options before their expiration, the Fund’s put options will expire worthless and the Fund will lose that day’s option premium.

Fund’s Return Profile vs the NASDAQ-100® Index

For the reasons stated above, the Fund’s performance will differ from that of the NASDAQ-100® Index. The performance differences will depend on, among other things, the value of the NASDAQ-100® Index, changes in the price of the NASDAQ-100® Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta Nasdaq 100® Put Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the NASDAQ-100® Index)	Investment Terms	Expected Target Maturity
Purchased put option contracts

The Fund will purchase put options with a strike price that is close to then-current value of the NASDAQ-100® Index at the time of purchase.

If at the expiration of the option, the value of the NASDAQ-100® Index has decreased below the strike price, and the Fund exercises the option, this will generate positive returns for the Fund to the extent the amount of cash received exceeds the option premium.

If, at the expiration of the option, the value of the NASDAQ-100® Index has increased or remained at the strike price the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the NASDAQ-100® Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE NASDAQ-100® INDEX.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide inverse exposure to the value of the NASDAQ-100® Index.
DailyDelta SP500® Call Options Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long exposure to the daily upside, or increase in value of the S&P 500 Index (the “SP500® Index” or “Index”), which is an index that is designed to track the performance of the 500 of the largest companies listed on stock exchanges in the United States. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the daily changes in the value of the SP500® Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Index. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

●	Purchasing Call Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled index call options on the performance of the SP500® Index. These call options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase call options with a strike price that is close to then-current value of the SP500® Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new call positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term call options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds that of the SP500® Index) on days when the SP500® Index has positive performance. In contrast, on days when the SP500® Index is flat or declines, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new call positions and establish new option loss limits when the Fund’s options contracts expire.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key  Risks of the Fund’s Daily Call Options Strategy

Although the Fund holds approximately 90% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Index through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 10% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the SP500® Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in the SP500® Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the appreciation of the SP500® Index on days when the SP500® Index has increased in value. Because the Fund spends up to 10% of its NAV each trading day on options premium, the Fund’s options strategy will produce positive performance on a given day only to the extent that the cash received from settlement of that day’s options positions exceeds the cost of that day’s options premium (i.e., up to 10% of the Fund’s NAV).

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the SP500® Index decreases in value, does not change in value, or if the returns based on the appreciation of the SP500® Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the SP500® Index.

●	The Fund does not invest directly in companies that comprise the SP500® Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the SP500® Index.

See “Additional Information about the Funds” for additional information regarding the SP500® Index.

The Fund’s Use of SP500® Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded call option contracts that are based on the value of the SP500® Index (or on passively managed ETFs that seek to track the SP500® Index’s performance). The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash.

Under normal market conditions, each day, the Fund will invest in options to seek exposure to the SP500® Index in excess of the Fund’s net assets. If the value of the SP500® Index increases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the SP500® Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the SP500® Index, the Fund will receive returns equal to a multiple of the appreciation of the value of the SP500® Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the exposure to the SP500® Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the SP500® Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the SP500® Index price settles at expiration at or below the strike price, and the Fund does not sell the options before their expiration, the Fund’s call options will expire worthless and the Fund will lose that day’s option premium.

Investors should not expect the Fund’s cumulative performance over time to track, in a simple or predictable manner a 1x long or inverse exposure to the SP500® Index. Because the Fund purchases new call options each trading day and incurs a new premium cost, its cumulative performance may differ significantly from a simple long investment in the SP500® Index. The Fund may lose value even on a day when the Index rises if the increase is not sufficient to offset the premium paid and Fund expenses. During periods when the Index declines, remains flat, or does not rise sufficiently, the Fund’s call options may repeatedly expire worthless or fail to recover the premiums paid, resulting in rapid and compounded erosion of the Fund’s NAV.

Fund’s Return Profile vs the SP500® Index

For the reasons stated above, the Fund’s performance will differ from that of the SP500® Index. The performance differences will depend on, among other things, the value of the SP500® Index, changes in the price of the SP500® Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta SP500® Call Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the SP500® Index)	Investment Terms	Expected Target Maturity
Purchased call option contracts

The Fund will purchase call options with a strike price that is close to then-current value of the SP500® Index at the time of purchase.

If, at the expiration of the option, the value of the SP500® Index is above the strike price, the option will have value. The Fund will realize positive returns on the option to the extent that such value exceeds the option premium paid by the Fund.

If at the expiration of the option the value of the SP500® Index has decreased or remained at the strike price, the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the SP500® Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE SP500® INDEX.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the SP500® Index.
DailyDelta SP500® Put Options Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks inverse exposure to the daily downside, or decrease in value of the S&P 500 Index (the “SP500® Index” or “Index”), which is an index that is designed to track the performance of the 500 of the largest companies listed on stock exchanges in the United States. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the inverse of the daily changes in the value of the SP500® Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Index. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

●	Purchasing Put Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled, index put options on the performance of the SP500® Index. These put options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase put options with a strike price that is close to then-current value of the SP500® Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new put positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term put options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds the inverse of the losses in value experienced by the SP500® Index) on days when the SP500® Index loses value. In contrast, on days when the SP500® Index is flat or is positive, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new put positions and establish new option loss limits when the Fund’s options contracts expire.

The Fund is not designed to provide, and should not be expected to provide, inverse performance of the Index’s cumulative return over periods longer than a single day. Because the Fund resets its put options position daily and spends option premium of up to 10% of its NAV each day, the Fund may lose value over an extended period even where the Index declines in value over that same period, particularly during periods of significant volatility or frequent single-day increases in the Index, each of which can cause the Fund’s daily put options to expire worthless and erode the Fund’s NAV through daily premium losses. The Fund should not be used as a long-term, buy-and-hold substitute for a simple inverse position in the Index.

U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key Risks of the Fund’s Daily Put Options Strategy

Although the Fund holds approximately 90% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Index through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 10% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide inverse exposure to the value of the SP500® Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in the SP500® Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the inverse of the losses in value experienced by the SP500® Index on days when the SP500® Index has decreased in value. Because the Fund spends up to 10% of its NAV each trading day on options premium, the Fund’s options strategy will produce positive performance on a given day only to the extent that the cash received from the settlement of that day’s options positions exceeds the cost of that day’s options premium (i.e., up to 10% of the Fund’s NAV).

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the SP500® Index increases in value, does not change in value, or if the returns based on the decrease in value of the SP500® Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the SP500® Index.

●	The Fund does not invest directly in companies that comprise the SP500® Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the SP500® Index.

See “Additional Information about the Funds” for additional information regarding the SP500® Index.

The Fund’s Use of SP500® Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange traded put option contracts that are based on the value of the SP500® Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. Under normal market conditions, each day, the Fund will invest in options to seek exposure to the SP500® Index in excess of the Fund’s net assets.

If the value of the SP500® Index decreases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the SP500® Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the SP500® Index, the Fund will receive returns equal to a multiple of the inverse of the losses in value of the SP500® Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the inverse exposure to the SP500® Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of inverse exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the SP500® Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the SP500® Index price settles at expiration at or above the strike price, and the Fund does not sell the options before their expiration, the Fund’s put options will expire worthless and the Fund will lose that day’s option premium.

Fund’s Return Profile vs the SP500® Index

For the reasons stated above, the Fund’s performance will differ from that of the SP500® Index. The performance differences will depend on, among other things, the value of the SP500® Index, changes in the price of the SP500® Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta SP500® Put Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the SP500®)	Investment Terms	Expected Target Maturity
Purchased put option contracts

The Fund will purchase put options with a strike price that is close to then-current value of the SP500® Index at the time of purchase.

If at the expiration of the option, the value of the SP500® has decreased below the strike price, and the Fund exercises the option, this will generate positive returns for the Fund to the extent the amount of cash received exceeds the option premium.

If at the expiration of the option, the value of the SP500® has increased or remained at the strike price the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the SP500® Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE SP500® INDEX.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide inverse exposure to the value of the SP500® Index.
DailyDelta R2000 Call Options Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long exposure to the daily upside, or increase in value of the Russell 2000 Index (the “R2000 Index” or “Index”), which is an index that is designed to track the performance of the smallest 2,000 stocks in the Russell 3000 Index. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the daily changes in the value of the R2000 Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead any payments are made in cash.The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Index. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

●	Purchasing Call Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled index call options on the performance of the R2000 Index. These call options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase call options with a strike price that is close to then-current value of the R2000 Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new call positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term call options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds that of the R2000 Index) on days when the R2000 Index has positive performance. In contrast, on days when the R2000 Index is flat or declines, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new call positions and establish new option loss limits when the Fund’s options contracts expire.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key  Risks of the Fund’s Daily Call Options Strategy

Although the Fund holds approximately 90% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Index through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 10% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the R2000 Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in the R2000 Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the appreciation of the R2000 Index on days when the R2000 Index has increased in value. The Fund’s options strategy will produce positive performance only to the extent that the cash received from the settlement of the options positions exceeds that day’s options premium.

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the R2000 Index decreases in value, does not change in value, or if the returns based on the appreciation of the R2000 Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the R2000 Index.

●	The Fund does not invest directly in companies that comprise the R2000 Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the R2000 Index.

See “Additional Information about the Funds” for additional information regarding the R2000 Index.

The Fund’s Use of R2000 Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded call option contracts that are based on the value of the R2000 Index (or on passively managed ETFs that seek to track the R2000 Index’s performance). The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash.

Under normal market conditions, each day, the Fund will invest in options to seek exposure to the R2000 Index in excess of the Fund’s net assets. If the value of the R2000 Index increases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the R2000 Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the R2000 Index, the Fund will receive returns equal to a multiple of the appreciation of the value of the R2000 Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the exposure to the R2000 Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the R2000 Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the R2000 Index price settles at expiration at or below the strike price, and the Fund does not sell the options before their expiration, the Fund’s call options will expire worthless and the Fund will lose that day’s option premium.

Investors should not expect the Fund’s cumulative performance over time to track, in a simple or predictable manner a 1x long or inverse exposure to the R2000 Index. Because the Fund purchases new call options each trading day and incurs a new premium cost, its cumulative performance may differ significantly from a simple long investment in the R2000 Index. The Fund may lose value even on a day when the Index rises if the increase is not sufficient to offset the premium paid and Fund expenses. During periods when the Index declines, remains flat, or does not rise sufficiently, the Fund’s call options may repeatedly expire worthless or fail to recover the premiums paid, resulting in rapid and compounded erosion of the Fund’s NAV. This risk may be heightened by the volatility of small-capitalization securities and the resulting cost of options on the R2000 Index.

Fund’s Return Profile vs the R2000 Index

For the reasons stated above, the Fund’s performance will differ from that of the R2000 Index. The performance differences will depend on, among other things, the value of the R2000 Index, changes in the price of the R2000 Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries. Because the R2000 Index is composed of small-capitalization companies, which have historically exhibited greater price volatility than large-capitalization companies, the Fund’s options premiums may be higher, and the Fund’s daily premium losses and resulting NAV erosion may be more frequent and/or more significant, than would be the case for a similar options strategy referencing a large-capitalization index.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta R2000 Call Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the R2000 Index)	Investment Terms	Expected Target Maturity
Purchased call option contracts

The Fund will purchase call options with a strike price that is close to then-current value of the R2000 Index at the time of purchase.

If, at the expiration of the option, the value of the R2000 Index is above the strike price, the option will have value. The Fund will realize positive returns on the option to the extent that such value exceeds the option premium paid by the Fund.

If, at the expiration of the option, the value of the R2000 Index has decreased or remained at the strike price, the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the R2000 Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE R2000 INDEX.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the R2000 Index.
DailyDelta R2000 Put Options Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks inverse exposure to the daily downside, or decrease in value of the Russell 2000 Index (the “R2000 Index” or “Index”), which is an index that is designed to track the performance of the smallest 2,000 stocks in the Russell 3000 Index. The Fund also seeks to limit daily downside risk to 10% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the inverse of the daily changes in the value of the R2000 Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Index. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

●	Purchasing Put Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled, index put options on the performance of the R2000 Index. These put options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase put options with a strike price that is close to then-current value of the R2000 Index at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new put positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to ten percent of its NAV in option premiums to purchase short-term put options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds the inverse of the losses in value experienced by the R2000 Index) on days when the R2000 Index loses value. In contrast, on days when the R2000 Index is flat or is positive, the Fund may lose up to the full amount of that day’s option premium (up to 10% of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new put positions and establish new option loss limits when the Fund’s options contracts expire.

The Fund is not designed to provide, and should not be expected to provide, inverse performance of the Index’s cumulative return over periods longer than a single day. Because the Fund resets its put options position daily and spends option premium of up to 10% of its NAV each day, the Fund may lose value over an extended period even where the Index declines in value over that same period, particularly during periods of significant volatility or frequent single-day increases in the Index, each of which can cause the Fund’s daily put options to expire worthless and erode the Fund’s NAV through daily premium losses. The Fund should not be used as a long-term, buy-and-hold substitute for a simple inverse position in the Index.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 90%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key Risks of the Fund’s Daily Put Options Strategy

Although the Fund holds approximately 90% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Index through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 10% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide inverse exposure to the value of the R2000 Index. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in the R2000 Index, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive returns that exceed the inverse of the losses in value experienced by the R2000 Index if the R2000 Index decreases in value. The Fund’s options strategy will produce positive performance only to the extent that the cash received from the settlement of the options positions exceeds that day’s options premium.

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the R2000 Index increases in value, does not change in value, or if the returns based on the decrease in value of the R2000 Index do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in the R2000 Index.

●	The Fund does not invest directly in companies that comprise the R2000 Index.

●	Fund shareholders are not entitled to any dividends paid by any companies that comprise the R2000 Index.

See “Additional Information about the Funds” for additional information regarding the R2000 Index.

The Fund’s Use of R2000 Index Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded put option contracts that are based on the value of the R2000 Index. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. Under normal market conditions, each day, the Fund will invest in options to seek exposure to the R2000 Index in excess of the Fund’s net assets. Because the R2000 Index is composed of small-capitalization companies, which have historically exhibited greater price volatility than large-capitalization companies, investors should expect the Fund’s cumulative performance to diverge significantly from that of a simple inverse small-cap benchmark. Sharp or frequent increases in the R2000 Index may cause the Fund’s put options to expire worthless or fail to recover their premiums, resulting in rapid and compounded NAV erosion. This risk may be more pronounced than for a similar options strategy referencing a large-capitalization index.

If the value of the R2000 Index decreases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the R2000 Index on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the R2000 Index, the Fund will receive returns equal to a multiple of the inverse of the losses in value of the R2000 Index in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the inverse exposure to the R2000 Index that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of inverse exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the R2000 Index and its volatility, and the time remaining until the expiration date of the option contracts. Where the R2000 Index price settles at expiration at or above the strike price, and the Fund does not sell the options before their expiration, the Fund’s put options will expire worthless and the Fund will lose that day’s option premium.

Fund’s Return Profile vs the R2000 Index

For the reasons stated above, the Fund’s performance will differ from that of the R2000 Index. The performance differences will depend on, among other things, the value of the R2000 Index, changes in the price of the R2000 Index’s options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta R2000 Put Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the R2000 Index)	Investment Terms	Expected Target Maturity
Purchased put option contracts

The Fund will purchase put options with a strike price that is close to then-current value of the R2000 Index at the time of purchase.

If at the expiration of the option, the value of the R2000 Index has decreased below the strike price, and the Fund exercises the option, this will generate positive returns for the Fund to the extent the amount of cash received exceeds the option premium.

If at the expiration of the option, the value of the R2000 Index has increased or remained at the strike price the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 90% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the R2000 Index.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE R2000 INDEX.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide inverse exposure to the value of the R2000 Index.
DailyDelta Bitcoin Call Options Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long exposure to the daily upside, or increase in value, of Bitcoin, which is a “cryptocurrency,” through indirect exposure to the share price (i.e., the price returns) of one or more select U.S.-listed exchange-traded products (“ETP”) that seek exposure to Bitcoin (or an index of such ETPs) (each an “Underlying ETP” and collectively, including when exposure is through an index of such ETPs, the “Underlying ETPs”). Although Bitcoin may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment. The Fund also seeks to limit daily downside risk to 15%  or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the daily changes in the share price of the Underlying ETPs. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Underlying ETPs. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

An Underlying ETP may include both:

●	an ETP that invests directly in Bitcoin as its primary underlying asset, and

●	an ETP that invests indirectly in Bitcoin via derivatives contracts based on Bitcoin’s prices.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

●	Purchasing Call Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled index call options on the performance of the Underlying ETPs. These call options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase call options with a strike price that is close to then-current value of the Underlying ETPs at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new call positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to fifteen percent of its NAV in option premiums to purchase short-term call options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds that of the Underlying ETPs) on days when the Underlying ETPs have positive performance. In contrast, on days when the Underlying ETPs are flat or decline, the Fund may lose up to the full amount of that day’s option premium (up to 15%  of the Fund’s NAV each day).

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new call positions and establish new option loss limits when the Fund’s options contracts expire.

Because Bitcoin and the Underlying ETPs have historically been substantially more volatile than broad equity indices, options on the Underlying ETPs may be costly and may experience rapid changes in value. Because the Fund may spend up to 15% of its NAV on option premiums each trading day, the Fund may experience significant and rapid NAV erosion if Bitcoin or the Underlying ETPs decline, remain flat, or do not increase sufficiently to offset the premiums paid. If the Fund’s call options repeatedly expire worthless or fail to recover their premiums, the resulting daily losses may compound and may cause the Fund to lose a substantial portion of its NAV over a short period.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 85%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key Risks of the Fund’s Daily Call Options Strategy

Although the Fund holds approximately 85% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Underlying ETPs through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 15% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETPs. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in any Underlying ETP, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the appreciation of the Underlying ETPs on days when the Underlying ETPs has increased in value. Because the Fund spends up to 15% of its NAV each trading day on options premium, the Fund’s options strategy will produce positive performance on a given day only to the extent that the cash received from settlement of that day’s options positions exceeds the cost of that day’s options premium (i.e., up to 15% of the Fund’s NAV).

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the Underlying ETPs decrease in value, does not change in value, or if the returns based on the appreciation of the Underlying ETPs do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	An investment in the Fund involves multiple, layered exposures, each with distinct risks: (i) the risks of Bitcoin itself, including extreme price volatility, regulatory uncertainty, and technology and custody risks; (ii) the risks of the Underlying ETPs that hold or seek exposure to Bitcoin, including tracking differences, expenses, liquidity constraints, operational risks, and the risk that their shares may trade at a premium or discount to NAV; and (iii) the risks of the exchange-traded options on the Underlying ETPs in which the Fund invests, including volatility, time decay, liquidity risk, unfavorable pricing, and the possible loss of the premiums paid, as described below under ‘Options Contracts’ and ‘NAV Erosion Risk Due to Options Expirations.’ Bitcoin-related risks may adversely affect the value of the Underlying ETPs, and changes in the value, volatility, liquidity, or options pricing of the Underlying ETPs may, in turn, adversely affect the value of the Fund’s options and its NAV, even though the Fund does not invest directly in Bitcoin, in the Underlying ETPs’ portfolio holdings, or in options on Bitcoin itself. Investors should understand that an investment in the Fund is not a direct investment in Bitcoin or an Underlying ETP and that the Fund’s performance may differ substantially from the performance of either Bitcoin or the Underlying ETPs.

●	The Fund does not invest directly in any Underlying ETPs.

See “Additional Information about the Funds” for additional information regarding Bitcoin.

The Fund’s Use of Underlying ETP Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded call option contracts that are based on the value of the share price of the Underlying ETPs (or on passively managed ETFs that seek to track the Underlying ETPs’ performance). The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. Under normal market conditions, each day, the Fund will invest in options to seek exposure to the Underlying ETPs in excess of the Fund’s net assets. If the value of the share price of the Underlying ETPs increases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the Underlying ETPs on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the Underlying ETPs, the Fund will receive returns equal to a multiple of the appreciation of the value of the Underlying ETPs in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the exposure to the Underlying ETPs that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the Underlying ETPs and their volatility, and the time remaining until the expiration date of the option contracts. Where the Underlying ETPs price settles at expiration at or below the strike price, and the Fund does not sell the options before their expiration, the Fund’s call options will expire worthless and the Fund will lose that day’s option premium.

Investors should not expect the Fund’s cumulative performance over time to track, in a simple or predictable manner a 1x long or inverse exposure to one or more Underlying ETPs. Because the Fund purchases new call options each trading day and incurs a new premium cost, its cumulative performance may differ significantly from a simple long investment in one or more Underlying ETPs. The Fund may lose value even on a day when an Underlying ETP rises if the increase is not sufficient to offset the premium paid and Fund expenses. During periods when an Underlying ETP declines, remains flat, or does not rise sufficiently, the Fund’s call options may repeatedly expire worthless or fail to recover the premiums paid, resulting in rapid and compounded erosion of the Fund’s NAV.

Fund’s Return Profile vs the Underlying ETPs

For the reasons stated above, the Fund’s performance will differ from that of the Underlying ETPs. The performance differences will depend on, among other things, the value of the share price of the Underlying ETPs, changes in the price of the Underlying ETPs’ options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries. An investor may lose all of their money if they invest in this Fund.

Information About Bitcoin

As noted above, the Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund. However, the Underlying ETPs may invest directly or indirectly (e.g., via futures) in Bitcoin. The following provides an overview of Bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known digital asset, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape. Although Bitcoin is called a crypto currency or digital currency, it is not presently accepted widely as payment.

Bitcoin Blockchain Description:

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital asset that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital asset. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances. Bitcoin and the Bitcoin Blockchain were designed to be used as an alternative general purpose payment system and while bitcoin may be an attractive option for cross border transfers and remittances, it is presently not widely used as a means of payment.
2.	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency. At this time this functionality is limited. Unlike the scripting language of blockchain platforms like Ethereum, the scripting language of the Bitcoin Blockchain is not Turing complete, and thus more limited in terms of the types of smart contracts it can support.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft. At this time, this functionality is limited.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta Bitcoin Call Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying ETPs)	Investment Terms	Expected Target Maturity
Purchased call option contracts

The Fund will purchase call options with a strike price that is close to then-current value of the Underlying ETPs at the time of purchase.

If at the expiration of the option, the value of the share price of the Underlying ETPs have appreciated in excess of the strike price, and the Fund exercises the option, this will generate positive returns for the Fund to the extent the amount of cash received exceeds the option premium.

If, at the expiration of the option, the value of the share price of the Underlying ETPs is above the strike price, the option will have value. The Fund will realize positive returns on the option to the extent that such value exceeds the option premium paid by the Fund.

If, at the expiration of the option, the value of the share price of the Underlying ETPs have decreased or remained at the strike price, the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 85% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the Underlying ETPs.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE UNDERLYING ETPS.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide exposure to the value of the Underlying ETPs.
DailyDelta Bitcoin Put Options Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks inverse exposure to the daily downside, or decrease in value of Bitcoin, which is a “cryptocurrency,” through indirect exposure to the share price (i.e., the price returns) of one or more select U.S.-listed exchange-traded products (“ETP”) that seek exposure to Bitcoin (or an index of such ETPs ) (each an “Underlying ETP” and collectively, including when exposure is through an index of such ETPs, the “Underlying ETPs”). Although Bitcoin may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment. The Fund also seeks to limit daily downside risk to 15% or less of the Fund’s net asset value (“NAV”). The Fund seeks to achieve this objective by investing in cash-settled exchange traded index options that are designed to track the inverse of the daily changes in the share price of the Underlying ETPs. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. The Fund does not seek to provide one-to-one, or any other fixed multiple of, the daily performance of the Underlying ETPs. The term ‘DailyDelta’ refers to the Fund’s daily establishment of short-dated options exposure and to “delta,” which measures an option’s sensitivity to changes in its underlying reference asset. It does not represent a specific or fixed-multiple performance target.

An Underlying ETP may include both:

●	an ETP that invests directly in Bitcoin as its primary underlying asset, and

●	an ETP that invests indirectly in Bitcoin via derivatives contracts based on Bitcoin’s prices.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

●	Purchasing Put Options.

To enhance the Fund’s potential returns, the Fund employs a strategy that involves purchasing exchange-traded, cash-settled, index put options on the performance of the Underlying ETPs. These put options typically have a short time to expiration, such as one week or less, and in some cases, as little as one trading day. The Fund will purchase put options with a strike price that is close to then-current value of the Underlying ETPs at the time of purchase. See “Additional Information about the Funds” for general information about options contracts.

Under normal market conditions, the Fund expects to invest primarily in options contracts with daily expiry. In that case, on a daily basis, the Fund establishes new put positions and establishes new option loss limits, which is the maximum loss that the Fund can experience from its options positions on that day. That is, each trading day, the Fund spends an amount equal to up to fifteen percent of its NAV in option premiums to purchase short-term put options. The daily option loss limit is the amount spent on option premiums.

This approach is designed to produce positive performance (that exceeds the inverse of the losses in value experienced by the Underlying ETPs) on days when the Underlying ETPs lose value. In contrast, on days when the Underlying ETPs are flat or are positive, the Fund may lose up to the full amount of that day’s option premium (up to 15% of the Fund’s NAV each day).

Because the Fund may spend up to 15% of its NAV on option premiums each trading day, the Fund may lose value rapidly when Bitcoin or the Underlying ETPs rise, remain flat, or do not decline sufficiently for the Fund’s put-option proceeds to recover the premiums paid. If the Fund’s put options repeatedly expire worthless or generate proceeds insufficient to recover their premiums, the resulting daily losses may compound based on the Fund’s then-current NAV and cause significant NAV erosion over multiple trading days, including during volatile or sideways markets.

Under unusual or stressed market conditions, such as during periods of unusual volatility, the Fund may invest in options contracts that expire in up to a week. In those circumstances, the Fund will establish new put positions and establish new option loss limits when the Fund’s options contracts expire.

The Fund is not designed to provide, and should not be expected to provide, inverse performance of the Underlying ETP’s cumulative return over periods longer than a single day. Because the Fund resets its put options position daily and spends option premium of up to 15% of its NAV each day, the Fund may lose value over an extended period even where the Underlying ETP declines in value over that same period, particularly during periods of significant volatility or frequent single-day increases in the Underlying ETP, each of which can cause the Fund’s daily put options to expire worthless and erode the Fund’s NAV through daily premium losses. The Fund should not be used as a long-term, buy-and-hold substitute for a simple inverse position in the Underlying ETP.

Given Bitcoin’s historically extreme volatility and the Fund’s daily reset of its put options position, the Fund’s cumulative long-term returns can be expected to diverge dramatically - in amount and potentially in direction - from the simple inverse of Bitcoin’s or the Underlying ETPs’ cumulative performance over the same period. The Fund is not intended for long-term holding.

●	U.S. Treasuries.

The Fund will hold the remaining amount of the Fund’s NAV (e.g., approximately 85%) in short-term U.S. Treasury securities. During normal market conditions, the average portfolio effective duration for the Fund’s investments in U.S. Treasury securities is expected to be approximately 6 months.

Key Risks of the Fund’s Daily Put Options Strategy

Although the Fund holds approximately 85% of its NAV in short-term U.S. Treasury securities, it obtains exposure, as applicable, to the Underlying ETPs through options. For purposes of the Fund’s 80% policy, the options are valued using their delta-adjusted notional amounts, rather than the premiums paid, and qualifying short-term U.S. Treasury securities may be excluded from the calculation as permitted by applicable law. As a result of this structure, investors should understand the following:

•      Extremely high daily premium expenditure: The Fund may spend up to 15% of its NAV on each trading day to purchase options. The Fund incurs this cost whether or not the options ultimately make money.

•      NAV erosion from options expirations: If the options repeatedly expire worthless, the Fund will repeatedly lose the premiums it paid. These daily losses can compound and significantly reduce the Fund’s NAV over time.

•      Dependency on volatility and option prices: The cost and performance of the Fund’s options depend heavily on market volatility and option prices, which can change quickly and unpredictably.

•      Non-diversification amplifies index concentration risk: The Fund’s performance depends heavily on a single index or asset. An adverse move in that index or asset may therefore affect the Fund more significantly than a fund with exposure to many different investments.

•      Daily reset magnifies path dependency and volatility drag: Because the Fund establishes new options exposure each day, its longer-term return depends on the sequence of daily gains and losses. As a result, the Fund’s return over periods longer than one day may differ significantly from what an investor might expect based on the performance of the underlying index or asset.

Fund Attributes

The Fund is classified as “non-diversified” under the 1940 Act.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide inverse exposure to the value of the Underlying ETPs. For purposes of compliance with this investment policy, derivative contracts will be valued at their delta-adjusted notional value. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders.

An investment in the Fund is not an investment in any Underlying ETP, nor is the Fund an investment in a traditional passively managed index fund.

●	The Fund’s strategy is designed to produce positive performance that exceeds the inverse of the losses in value experienced by the Underlying ETPs on days when the Underlying ETPs has decreased in value. Because the Fund spends up to 15% of its NAV each trading day on options premium, the Fund’s options strategy will produce positive performance on a given day only to the extent that the cash received from settlement of that day’s options positions exceeds the cost of that day’s options premium (i.e., up to 15% of the Fund’s NAV).

●

An investment in the Fund involves multiple, layered exposures, each with distinct risks: (i) the risks of Bitcoin itself, including extreme price volatility, regulatory uncertainty, and technology and custody risks; (ii) the risks of the Underlying ETPs that hold or seek exposure to Bitcoin, including tracking differences, expenses, liquidity constraints, operational risks, and the risk that their shares may trade at a premium or discount to NAV; and (iii) the risks of the exchange-traded options on the Underlying ETPs in which the Fund invests, including volatility, time decay, liquidity risk, unfavorable pricing, and the possible loss of the premiums paid, as described below under ‘Options Contracts’ and ‘NAV Erosion Risk Due to Options Expirations.’ Bitcoin-related risks may adversely affect the value of the Underlying ETPs, and changes in the value, volatility, liquidity, or options pricing of the Underlying ETPs may, in turn, adversely affect the value of the Fund’s options and its NAV, even though the Fund does not invest directly in Bitcoin, in the Underlying ETPs’ portfolio holdings, or in options on Bitcoin itself. Investors should understand that an investment in the Fund is not a direct investment in Bitcoin or an Underlying ETP and that the Fund’s performance may differ substantially from the performance of either Bitcoin or the Underlying ETPs.

●	The Fund’s options strategy is subject to potential losses, limited to the amount of that day’s option premium, if the Underlying ETPs increase in value, does not change in value, or if the returns based on the decrease in value of the Underlying ETPs do not exceed the value of the options premium. The Fund may also experience losses if its investments in Treasury securities decline in value.

●	The Fund does not invest directly in any Underlying ETP.

See “Additional Information about the Funds” for additional information regarding the Underlying ETPs.

The Fund’s Use of Underlying ETP Option Contracts

As part of the Fund’s strategy, the Fund will purchase exchange-traded put option contracts that are based on the value of the share price of the Underlying ETPs. The Fund intends to invest only in cash-settled options, which means the holder of the option does not receive securities when the option is exercised. Instead, any payments are made in cash. Under normal market conditions, each day, the Fund will invest in options to seek exposure to the Underlying ETPs in excess of the Fund’s net assets. If the value of the share price of the Underlying ETPs decreases, the Fund will exercise that day’s option contract and have the right to receive an amount of cash equal to the difference between the settlement price of the Underlying ETPs on the expiration date of the applicable option contract and the stated strike price. Because of the Fund’s exposure to the Underlying ETPs, the Fund will receive returns equal to a multiple of the inverse of the losses in value of the Underlying ETPs in excess of the stated strike price minus the premium paid for the options. The multiple that the Fund will achieve will vary based on the inverse exposure to the Underlying ETPs that the Fund is able to achieve by paying the option premium noted above. The Fund’s gains on a particular day will be equal to the amount of cash received upon settlement of the day’s options contracts minus the amount of the option premium. The level of inverse exposure that the Fund is able to achieve with a given premium depends on such factors as the price of the Underlying ETPs and their volatility, and the time remaining until the expiration date of the option contracts. Where the Underlying ETPs price settles at expiration at or above the strike price, and the Fund does not sell the options before their expiration, the Fund’s put options will expire worthless and the Fund will lose that day’s option premium.

Information About Bitcoin

As noted above, the Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives that track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund. However, the Underlying ETPs may invest directly or indirectly (e.g., via futures) in Bitcoin. The following provides an overview of Bitcoin, the Bitcoin Blockchain, the relationship between the two, as well as their use cases.

Bitcoin Description:

Bitcoin, the first and most well-known cryptocurrency, operates on a decentralized network using blockchain technology to facilitate secure and anonymous transactions. Bitcoin represents a digital asset that functions as a medium of exchange utilizing cryptographic protocols to secure transactional processes, control the creation of additional units, and verify the transfer of assets. Its operation on a decentralized blockchain network ensures both transparency and immutability of records, without the need for a central authority. This innovative technology underpinning Bitcoin allows for peer-to-peer transactions and provides a framework for digital scarcity, making Bitcoin a unique investment commodity within the digital currency landscape.

Bitcoin Blockchain Description:

The Bitcoin blockchain constitutes a decentralized, digital ledger technology that chronologically and publicly records all Bitcoin transactions. This technology is characterized by its use of blocks, which are structurally linked in a chain through cryptographic hashes. Each block contains a list of transactions that, once verified and added to the blockchain through a consensus process known as proof of work, becomes irreversible and tamper-evident. The integrity, transparency, and security of the transactional data are maintained autonomously within the Bitcoin network, eliminating the necessity for central oversight and facilitating trust in a peer-to-peer system.

The Relationship between Bitcoin and Bitcoin Blockchain:

Bitcoin is a digital currency that operates on the Bitcoin blockchain, a decentralized and cryptographic ledger system. The Bitcoin blockchain underpins the entire Bitcoin network, providing a secure and transparent mechanism for recording Bitcoin transactions. Each Bitcoin transaction is verified by network participants and permanently recorded on the Bitcoin blockchain, ensuring the integrity and traceability of the digital currency. Thus, while Bitcoin serves as a medium of exchange or store of value, the Bitcoin blockchain acts as the immutable record-keeping system that facilitates and authenticates the circulation and ownership of Bitcoin. This symbiotic relationship ensures that Bitcoin operates in a trustless and decentralized manner, with the Bitcoin blockchain maintaining the currency’s history and scarcity.

Bitcoin and Bitcoin Blockchain Use Cases:

Bitcoin and the Bitcoin blockchain serve as innovative financial instruments within the digital economy, offering multiple use cases. However, their adoption has been limited. Key applications include:

1.	Decentralized Transactions: Bitcoin facilitates peer-to-peer financial transactions globally without the need for intermediaries, reducing transaction costs and times. This feature makes it an attractive option for cross-border transfers and remittances.
2.	Store of Value: Due to its limited supply and decentralized nature, Bitcoin is perceived as a digital alternative to traditional stores of value like gold, potentially serving as a hedge against inflation and currency devaluation.
3.	Smart Contracts: While primarily associated with other blockchain platforms, the Bitcoin blockchain can execute smart contracts—self-executing contractual agreements with the terms directly written into code—thereby enabling automated and conditional transactions.
4.	Asset Tokenization: The Bitcoin blockchain provides a platform for tokenizing assets, converting rights to an asset into a digital token on the blockchain. This can include real estate, stocks, or other forms of assets, enhancing liquidity and market efficiency.
5.	Digital Identity Verification: Leveraging the security and immutability of the Bitcoin blockchain, companies can develop digital identity verification systems, enhancing privacy and reducing identity theft.

Fund’s Return Profile vs the Underlying ETPs

For the reasons stated above, the Fund’s performance will differ from that of the Underlying ETPs. The performance differences will depend on, among other things, the value of the share price of the Underlying ETPs, changes in the price of the Underlying ETPs’ options contracts the Fund has purchased, and changes in the value of the U.S. Treasuries. An investor may lose all of their money if they invest in this Fund.

Fund Portfolio

The Fund’s principal holdings are described below:

DailyDelta Bitcoin Put Options Strategy ETF – Principal Holdings
Portfolio Holdings (All options are based on the value of the Underlying ETPs)	Investment Terms	Expected Target Maturity
Purchased put option contracts

The Fund will purchase put options with a strike price that is close to then-current value of the Underlying ETPs at the time of purchase.

If at the expiration of the option, the value of the share price of the Underlying ETPs have decreased below the strike price, and the Fund exercises the option, this will generate positive returns for the Fund to the extent the amount of cash received exceeds the option premium.

If, at the expiration of the option, the value of the shares price of the Underlying ETPs have increased or remained at the strike price the option may expire worthless and the Fund may lose the entirety of its option premium.

One-day to one-week expiration dates
U.S. Treasury Securities and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. They will generate income.	6-month to 2-year maturities

The market value of the cash and treasuries held by the Fund is expected to be approximately 85% of the Fund’s net assets.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

None of the Fund, the Tidal Trust IV (the “Trust”), Tidal Investments LLC (“Tidal” or the “Adviser”), Kelly Strategic Management, LLC (the “Sub-Adviser”), or their respective affiliates makes any representation to you as to the performance of the Underlying ETPs.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH, NOR ENDORSED BY, THE UNDERLYING ETPS.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in financial instruments and economic interests that provide inverse exposure to the value of the Underlying ETPs.